Convertible Note Payable Related Party (Details Narrative) - USD ($)	Sep. 14, 2016	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016
Convertible note payable - related party			$ 400,000
Imputed interest expense			$ 19,040
Skidmore [Member]
Convertible note	$ 400,000
Maturity period	1 year
Conversion price	$ 0.40
Converted shares	1,000,000